Goodwill - Components of Goodwill (Details) - Goodwill - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
As of beginning of the year	¥ 4,012,528	¥ 4,240,251
Acquisitions	0	3,387
Reclassification to assets held for sale (Note 19)	(144,836)	(116,524)
Foreign currency translation differences	166,225	(114,586)
As of end of the year	4,033,917	4,012,528
Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
As of beginning of the year	4,012,528	4,240,251
As of end of the year	¥ 4,033,917	¥ 4,012,528